American Beacon Advisors, Inc.
4151 Amon Carter Blvd. MD 2450
Fort Worth, TX 76155

                                                                                                                                                                                                                                                                                                          January 4, 2011

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  American Beacon Funds
     1933 Act File No. 33-11387
     1940 Act File No. 811-4984

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, American Beacon Funds ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the American Beacon Large Cap Equity Fund and the American Beacon Small Cap Equity Fund of the Registrant does not differ from that contained in Post-Effective Amendment No. 97 (“Amendment No. 97”) to Registrant’s Registration Statement, (b) that the form of Statement of Additional Information used with respect to the American Beacon Large Cap Equity Fund and the American Beacon Small Cap Fund of the Registrant does not differ from that contained in Amendment No. 97, and (c) that Amendment No. 97 was filed electronically.

     If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6175.

                                          Sincerely,

                                          /s/ John J. Okray
                                          -------------------------
                                          John J. Okray
                                          Assistant General Counsel

cc:   Francine Rosenberger, Esq.
          K&L Gates LLP